Equity Incentive Plans and Share-Based Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans and Share-Based Payments

14. Equity Incentive Plans and Share-Based Payments

2021 Omnibus Incentive Plan

In 2021, our Board adopted, and our shareholders approved, the 2021 Omnibus Incentive Plan (“2021 Plan”), under which the maximum contractual term is 10 years for stock options issued. On June 12, 2024, the stockholders of the Company approved an amendment to the Biofrontera Inc. 2021 Omnibus Incentive Plan to increase the number of shares authorized for issuance by 3,483,010 shares, from 266,990 shares to 3,750,000 shares. As of September 30, 2024, there were 1,948,876 shares available for future awards under the amended 2021 Plan.

Non-qualified stock options

We maintain the 2021 Plan for the benefit of our officers, directors and employees. Employee stock options granted under the 2021 Plan generally vest in equal annual installments over three years and are exercisable for a period of up to ten years from the grant date. Non-employee director options vest in equal monthly installments following the date of grant and will be fully vested on the one-year anniversary of the date of grant. All stock options are exercisable at a price as set by the Company at the time of the grant but shall not be less than the market value of the common shares underlying the option on the grant date.

The Company recognizes the grant-date fair value of share-based awards granted as compensation expense on a straight-line basis over the requisite service period. The fair value of stock options is estimated at the time of grant using the BSM option pricing model, which requires the use of inputs and assumptions such as the fair value of the underlying stock, exercise price of the option, expected term, risk-free interest rate, expected volatility and dividend yield. The Company elects to account for forfeitures as they occur.

During the three months ended September 30, 2024, the Company granted 1,242,722 options. The fair value of each option was estimated on the grant date of July 12, 2024 using the BSM option pricing model with the following assumptions: fair value of the underlying unit of $1.06, expected volatility of 100.0%, risk free rate of 4.20%, term ranging from 5.24 years to 6 years, and a dividend yield of zero.

Share-based compensation expense for stock options for the three and nine months ended September 30, 2024 was approximately $0.2 million and $0.6 million, respectively, and was recorded in selling, general and administrative expenses, with a negligible amount recorded as research and development on the accompanying consolidated statement of operations. For the three and nine months ended September 30, 2023, share-based compensation expense of $0.1 million and $0.5 million, respectively, was recorded in selling, general and administrative expenses.

Options outstanding and exercisable under the employee share option plan as of September 30, 2024, and a summary of option activity during the nine months then ended is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2023	99,486	$39.26
Granted	1,242,722	$1.38
Exercised	-	$-
Canceled or forfeited	(16,764)	$14.19
Outstanding at September 30, 2024	1,325,444	$4.04	9.65	$-
Exercisable at September 30, 2024	59,324	$40.76	7.87	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that were in the money at September 30, 2024.

As of September 30, 2024, there was $1.3 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of approximately 2.63 years.

Share-Based Compensation (RSUs)

Restricted Stock Units (“RSUs”) will vest annually over two years, subject to the recipient’s continued service with the Company through the applicable vesting dates. The fair value of each RSU is determined based on the closing market price of the Company’s Common Stock on the grant date.

Share-based compensation expense for the RSUs was $0.1 million for the three and nine months ended September 30, 2024, and $0.1 million and $0.3 million for the three and nine months ended September 30, 2023, respectively, and was recorded in selling, general and administrative expenses in the accompanying consolidated statements of operations.

	Shares	Weighted Average Remaining Contractual Term	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	4,771	-	$52.20
Awarded	450,000	-	$1.06
Vested	(4,771)	-	$52.20
Canceled or forfeited	-	-	$-
Outstanding at September 30, 2024	450,000	1.28	$1.06

As of September 30, 2024, there was $0.4 million unrecognized compensation cost related to RSUs, which is expected to be recognized over a weighted-average period of approximately 1.78 years.

19. Equity Incentive Plans and Share-Based Payments

2021 Omnibus Incentive Plan

In 2021, the Board adopted, and our shareholders approved, the 2021 Omnibus Incentive Plan (“2021 Plan). On December 12, 2022, the 2021 Plan was amended by our stockholders and the number of shares reserved and authorized for awards under the 2021 Plan was increased from 137,500 shares to 266,990 shares. The maximum contractual term for stock options issued under the 2021 Plan is ten years. As of December 31, 2023, there were 141,824 shares available for future awards under the amended 2021 Plan.

Non-qualified stock options

We maintain the 2021 Plan for the benefit of our officers, directors and employees. Employee stock options granted under the 2021 Plan generally vest in equal annual installments over three years and are exercisable for a period of up to ten years from the grant date. Non-employee director options vest in equal monthly installments following the date of grant and will be fully vested on the one-year anniversary of the date of grant. All stock options are exercisable at a price equal to the market value of the common shares underlying the option on the grant date.

The Company recognizes the grant-date fair value of share-based awards granted as compensation expense on a straight-line basis over the requisite service period. The fair value of stock options is estimated at the time of grant using the Black-Scholes option pricing model, which requires the use of inputs and assumptions such as the fair value of the underlying stock, exercise price of the option, expected term, risk-free interest rate, expected volatility and dividend yield. The Company elects to account for forfeitures as they occur.

The fair value of each option was estimated on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	2023	2022
Expected volatility	70% - 95%	55% -70%
Expected term (in years)	6.0	5.24 - 6.0
Risk-free interest rate	3.54%- 4.66%	1.34% - 4.10%
Expected dividend yield	0.0%	0.0%

The weighted average grant-date fair value of options granted during the years ended December 31, 2023 and 2022 was $6.40 and $29.28, respectively.

Share-based compensation expense related to stock options of approximately $0.7 million and $0.8 million was recorded in selling, general and administrative expenses on the accompanying consolidated statement of operations for the years ended December 31, 2023 and 2022, respectively.

Options outstanding and exercisable under the employee share option plan as of December 31, 2023 and 2022, and a summary of option activity during the year then ended is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2021	30,737	$95.40	9.94	$1,691
Granted	64,572	$48.20
Exercised	-	$-
Canceled or forfeited	(8,358)	$76.11
Outstanding at December 31, 2022	86,951	$62.16	9.27	$1
Granted	49,730	$9.35
Exercised	-	$-
Canceled or forfeited	37,195	$52.55
Outstanding at December 31, 2023	99,486	$39.36	8.79	$-
Exercisable at December 31, 2023	27,815	$67.54	8.14	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2023 and December 31, 2022.

As of December 31, 2023, there was $0.9 million of unrecognized compensation cost related to unvested stock options held by employees and directors, which is expected to be recognized over a weighted-average period of approximately 2.0 years.

Share-Based Compensation (RSUs)

Restricted Stock Units (“RSUs”) will vest annually over two years, subject to the recipient’s continued service with the Company through the applicable vesting dates. The fair value of each RSU is estimated based on the closing market price of the Company’s common stock on the grant date.

Share-based compensation expense related to RSUs of $0.3 million and $1.0 million for the RSUs was recorded in selling, general and administrative expenses in the accompanying consolidated statement of operations for the years ended December 31, 2023 and 2022.

As of December 31, 2023, there was $0.1 million of unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of approximately 0.4 years.

The following table summarizes the activity for RSUs during the year ended December 31, 2022 and December 31, 2021:

	Shares	Weighted Average Grant Date Fair Value
Outstanding balance at December 31, 2021	8,504	$95.40
Granted	17,176	52.20
Issued	(8,504)	95.40
Forfeited	-	-
Outstanding balance at December 31, 2022	17,176	$52.20
Awarded	-	-
Issued	(8,588)	52.20
Forfeited	(3,817)	52.20
Outstanding balance at December 31, 2023	4,771	$52.20